INCOME TAXES - Components of income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
Current income tax expense		$ (1)	$ (74)
Deferred income tax benefit	$ 931	229
Total income tax benefit (expense)	$ 931	$ 228	$ (74)